Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax
Beginning balance	¥ 16,547	¥ 6,314
Addition	3,139	10,233
Ending balance	¥ 19,686	¥ 16,547